Annual Total Returns - BLACKROCK LIFEPATH INDEX 2050 FUND (Class K Shares) [BarChart] - Class K Shares - BLACKROCK LIFEPATH INDEX 2050 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	16.37%
Annual Return 2013	21.61%
Annual Return 2014	7.28%
Annual Return 2015	(0.67%)
Annual Return 2016	8.41%
Annual Return 2017	21.43%
Annual Return 2018	(7.82%)
Annual Return 2019	26.77%
Annual Return 2020	15.04%